Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
Management of the Company performed an evaluation of subsequent events that occurred after the balance sheet date through the date of this filing.
On January 18, 2022, we received approval from the Federal Reserve of our application to become a bank holding company, and we received conditional approval from the OCC to complete the Bank Merger. On February 2, 2022, we closed the Bank Merger by acquiring all of the outstanding equity interests in Golden Pacific and began operating Golden Pacific Bank as SoFi Bank. The Bank Merger is accounted for as a business combination. See Note 2 for additional information on the regulatory approvals and the Bank Merger.
On February 19, 2022, we entered into the Technisys Merger to acquire all of the outstanding equity interests in Technisys. The Technisys Merger will be accounted for as a business combination. See Note 2 for additional information on the Technisys Merger.